CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Jun. 30, 2012
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

NOTE 25 - CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Under PRC laws and regulations, the Company's PRC subsidiaries are restricted in their ability to transfer certain of their net assets to the Company in the form of dividend payments, loans, or advances. The amount restricted was RMB 1,292,468,929 (equivalent to $199,713,970) and RMB 1,292,655,096 (equivalent to $204,375,578) as of June 30, 2011, and 2012, respectively.

The following represents condensed unconsolidated financial information of the parent company only:

CONDENSED BALANCE SHEETS

(In US dollars)

	June 30,
	2011	2012
ASSETS
Current assets:
Amounts due from subsidiaries	$55,146,317	$109,290,207
Prepaid expenses	50,712	71,150
Total current assets	55,197,029	109,361,357

Advance payment for acquisition of a subsidiary	16,856,148	-
Investments in subsidiaries	193,809,983	229,258,171
Total assets	$265,863,160	$338,619,528

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accrued payroll and related expense	$43,984	$39,000
Accrued liabilities	761,519	479,413
Total current liabilities	805,503	518,413

Equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized 54,692,129 and 55,998,917 shares issued and outstanding as of June 30, 2011 and 2012, respectively	54,693	55,999
Additional paid-in capital	167,128,921	178,060,482
Retained earnings	71,048,231	127,270,078
Accumulated other comprehensive income	26,825,812	32,714,556
Total equity	265,057,657	338,101,115

Total liabilities and equity	$265,863,160	$338,619,528

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

(In US dollars)

	Year Ended June 30,
	2010	2011	2012

General and administrative expenses	2,289,941	1,962,495	2,805,380
Loss from operations	(2,289,941)	(1,962,495)	(2,805,380)

Equity in profit of subsidiaries	$27,994,479	$43,432,493	$59,027,227
Income before income taxes	25,704,538	41,469,998	56,221,847
Income tax expenses	-	-	-
Net income	25,704,538	41,469,998	56,221,847

Other comprehensive income, net of tax
Foreign currency translation adjustments	(656,488)	9,273,152	5,888,744
Comprehensive income	$25,048,050	$50,743,150	$62,110,591

CONDENSED STATEMENTS OF CASH FLOWS

(In US dollars)

	Year ended June 30,
	2010	2011	2012

Net cash used in operating activities, representing net decrease in cash and cash equivalents	$(70,942)	$-	$-

Cash and cash equivalents, beginning of year	$70,942	$-	$-
Cash and cash equivalents, end of year	$-	$-	$-

Basis of presentation

For the presentation of the parent company only condensed financial information, the Company records its investment in subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such investment is presented on the balance sheets as “Investment in subsidiaries” and the subsidiaries profit as “Equity in profit of subsidiaries” on the statements of comprehensive income. The parent company only financial statements should be read in conjunction with the Company’s consolidated financial statements.